ACQUISITIONS AND STRATEGIC TRANSACTIONS - Schedule of Business Combination (Details) - Novaestiq Corp $ in Thousands	Jul. 22, 2025 USD ($)
Business Combination [Line Items]
Cash	$ 2,605
Contingent consideration (Equity classified)	7,556
Contingent cash consideration (Liability classified)	16,025
Contingent share consideration (Liability classified)	5,856
Total consideration	$ 32,042